Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the difference between purchase cost and the fair value of net assets acquired in business acquisitions. Indefinite lived intangible assets, representing trademarks and trade names, are not amortized unless their useful life is determined to be finite. Long-lived intangible assets are subject to amortization using the straight-line method. Goodwill and indefinite lived intangible assets are tested for impairment annually as of March 31st of each year and more often if a triggering event occurs, by comparing the fair value of each reporting unit to its carrying value. Each of the Company’s businesses represents a reporting unit except Arnold, which is comprised of three reporting units.

2015 Annual goodwill impairment testing
The Company uses a qualitative approach to test goodwill for impairment by first assessing qualitative factors to determine whether it is more-likely than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step evaluation including, in part, the general macroeconomic environment, industry and market specific conditions for each reporting unit, financial performance including actual versus planned results and results of relevant prior periods for operating income, net income and adjusted EBITDA, operating costs and cost impacts, as well as issues or events specific to the reporting unit. At March 31, 2015, we determined that Liberty and two of the three reporting units at Arnold, PMAG and Flexmag , required further quantitative testing (step 1) because we could not conclude that the fair value of the reporting units exceeds their carrying value based on qualitative factors alone. For the reporting units that were tested qualitatively, the results of the qualitative analysis indicated that the fair value of those reporting units exceeded their carrying value.

In the first step of the goodwill impairment test, we compare the fair value of each reporting unit to its carrying amount. We estimate the fair value of our reporting units using either an income approach or a market approach, or, where applicable, a weighting of the two methods. Under the income approach, we estimate the fair value of a reporting unit based on the present value of future cash flows. Cash flow projections are based on Management's estimate of revenue growth rates and operating margins and take into consideration industry and market conditions as well as company specific economic factors. The discount rate used is based on the weighted average cost of capital adjusted for the relevant risk associated with the business specific characteristics and the uncertainty associated with the reporting unit's ability to execute on the projected cash flows. Under the market approach, we estimate fair value based on market multiples of revenue and earnings derived from comparable public companies with operating and investment characteristics that are similar to the reporting unit. We weigh the fair value derived from the market approach depending on the level of comparability of these public companies to the reporting unit. When market comparables are not meaningful or available, we estimate the fair value of the reporting unit using only the income approach. For the step 1 quantitative impairment test at Liberty, we utilized both the income approach and the market approach, with a 50% weighting assigned to each method. The weighted average cost of capital used in the income approach at Liberty was 13.8%. For the step 1 quantitative impairment test at the PMAG and Flexmag reporting units of Arnold, we used only an income approach as we determined that the guideline public company comparables for both units were not representative of these reporting units' markets. In the income approach, we used a weighted average cost of capital of 13.6% for PMAG and 14.6% for Flexmag. Results of the quantitative testing of the Liberty reporting unit and Arnold's PMAG and Flexmag reporting units indicated that the fair value of these reporting units exceeded their carrying value.

2015 Indefinite Lived Intangible Asset Impairment Testing

We use a qualitative approach to test indefinite lived intangible assets for impairment by first assessing qualitative factors to determine whether it is more-likely-than-not that the fair value of an indefinite lived intangible asset is impaired as a basis for determining whether it is necessary to perform quantitative impairment testing. Our indefinite-lived intangible assets consist of trade names with a carrying value of approximately $72.3 million at December 31, 2015. The results of the qualitative analysis of our indefinite lived intangible assets, which we completed during the quarter ended June 30, 2015, indicated that the fair value of the indefinite lived intangible assets exceeded their carrying value.
2014 Annual Goodwill Impairment Testing
At March 31, 2014, the Company elected to use the qualitative assessment alternative to test goodwill for impairment for each of the reporting units that maintain a goodwill carrying value. The Company determined that two of Arnold’s three reporting units required further quantitative testing (Step 1) since the Company could not conclude that the fair value of Arnold’s reporting units exceeded their carrying values based solely on qualitative factors. Results of the quantitative analysis indicated that the fair value of these reporting units exceeds their carrying value. The fair value of the reporting unit was determined utilizing a discounted cash flow methodology ("DCF") on both an income and market approach for the Flexmag reporting unit and the income approach for Precision Thin Metals reporting unit. A representative market does not exist for Precision Thin metals. The DCF utilized a weighted average cost of capital of 12.5% for Flexmag and 14.5% for Precision Thin Metals. Results of the quantitative analysis indicated that the fair value of these reporting units exceeds their carrying value at March 31, 2014.

2014 Indefinite Lived Intangible Asset Impairment Testing
At March 31, 2014, the Company elected to use the qualitative assessment alternative to test indefinite lived intangible assets for impairment for each of the reporting units that maintain indefinite lived intangible assets. The optional qualitative assessment permits an entity to consider events and circumstances that could affect the fair value of the indefinite-lived intangible asset and avoid the quantitative test if the entity is able to support a conclusion that the indefinite-lived intangible asset is not impaired. The Company’s indefinite-lived intangible assets consisted of trade names with a carrying value of approximately $147.6 million at March 31, 2014. Results of the qualitative analysis indicate that the fair value of the Company’s indefinite-lived intangible assets exceeded their carrying value.
2013 Annual Goodwill Impairment Test
The Company completed its analysis of the 2013 annual goodwill impairment testing as of March 31, 2013. The Company elected to use the qualitative assessment alternative to test goodwill for impairment for each of the reporting units that maintain a goodwill carrying value with the exception of Arnold which required further quantitative testing (step 1), in that the Company could not conclude that the fair value of the Arnold reporting units exceeded the carrying value based on qualitative factors alone. As of March 31, 2013 the Company had concluded that the estimated fair value of each of the reporting units subject to the qualitative assessment exceeded its carrying value. In addition, based on the step 1 quantitative impairment analysis of the three reporting units at Arnold, the Company has concluded that the fair value for each of Arnold’s three reporting units exceeded its carrying amount.
2013 Annual Indefinite Lived Intangible Asset Impairment Testing
At March 31, 2013, the Company elected to use the qualitative assessment alternative to test its indefinite-lived intangible assets for impairment. As of March 31, 2013, the Company concluded that the estimated fair value of each of its indefinite lived intangible assets exceeded its carrying value.
The following is a summary of the net carrying amount of goodwill at December 31, 2015 and 2014 (in thousands):

	December 31, 2015	December 31, 2014
Goodwill - gross carrying amount	$390,655	$336,872
Accumulated impairment losses	—	—
Goodwill - net carrying amount	$390,655	$336,872

A reconciliation of the change in the carrying value of goodwill for the years ended December 31, 2015 and 2014 are as follows (in thousands):

	Corporate (1)	Ergobaby	FOX	Liberty	Manitoba Harvest	ACI	Arnold (2)	Clean Earth	Sterno	Total
Balance as of January 1, 2014	$8,649	$41,664	$31,924	$32,684	$—	$57,615	$51,767	$—	$—	$224,303
Acquisition of businesses (3)	—	—	13,371	144	—	—	—	110,633	33,716	157,864
Effect of deconsolidation of subsidiary (4)	—	—	(45,295)	—	—	—	—	—	—	(45,295)
Balance at December 31, 2014	8,649	41,664	—	32,828	—	57,615	51,767	110,633	33,716	336,872
Acquisition of businesses (5)	—	—	—	—	55,805	404	—	—	—	56,209
Impairment losses	—	—	—	—	—	—	—	—	—	—
Purchase accounting adjustments	—	—	—	—	—	—	—	706	—	706
Foreign currency translation	—	—	—	—	(3,132)	—	—	—	—	(3,132)
Balance as of December 31, 2015	$8,649	$41,664	$—	$32,828	$52,673	$58,019	$51,767	$111,339	$33,716	$390,655

(1)
Represents goodwill resulting from purchase accounting adjustments not “pushed down” to the segments. This amount is allocated back to the respective segments for purposes of goodwill impairment testing. The amount of goodwill at the Corporate level relates to ACI.

(2)	Arnold Magnetics has three reporting units PMAG, FlexMag and Precision Thin Metals with goodwill balances of $40.4 million, $4.8 million and $6.5 million, respectively.

(3)
Acquisition of businesses during the year ended December 31, 2014 for Clean Earth includes both the acquisition of Clean Earth in August 2014, and the add-on acquisition of AES by Clean Earth in December 2014.

(4)
As a result of the sale of shares by the Company in the FOX Secondary Offering, the Company's ownership interest in FOX decreased to approximately 41%, which resulted in the deconsolidation of the FOX operating segment from the Company's consolidated financial statements effective July 10, 2014.

(5)
Acquisition of businesses during the year ended December 31, 2015 includes both the acquisition of Manitoba Harvest in July 2015 ($37.9 million) and the Manitoba Harvest add-on acquisition of HOCI in December 2015 ($17.9 million). The amount allocated to goodwill for HOCI is preliminary pending finalization of our valuation efforts.

Approximately $75.4 million of goodwill is deductible for income tax purposes at December 31, 2015.
Other intangible assets subject to amortization are comprised of the following (in thousands):

	December 31, 2015	December 31, 2014	Weighted Average Useful Lives
Customer relationships	$212,454	$173,708	12
Technology and patents	38,230	29,308	9
Trade names, subject to amortization	25,003	24,793	17
Licensing and non-compete agreements	6,024	5,994	5
Permits and airspace (1)	98,673	98,406	13
Distributor relations and other	606	606	5
	380,990	332,815
Accumulated amortization:
Customer relationships	(62,679)	(47,951)
Technology and patents	(16,481)	(13,033)
Trade names, subject to amortization	(4,639)	(3,606)
Licensing and non-compete agreements	(5,913)	(5,637)
Permits and airspace	(12,313)	(3,104)
Distributor relations and other	(606)	(606)
Total accumulated amortization	(102,631)	(73,937)
Trade names, not subject to amortization	72,328	60,491
Total intangibles, net	$350,687	$319,369
(1) Permits and airspace intangible assets relate to the acquisition of Clean Earth in August 2014. Permits are obtained by Clean Earth for the treatment of soil and solid waste from various government municipalities and are amortized over the estimated life of the permit. Modifications of existing permits to accept new waste streams, alterations of existing permits to enhance the permit limitations, and new permits, as well as the related costs associated with obtaining, modifying or renewing the permits, are capitalized and amortized over the estimated life of the permit.
Estimated charges to amortization expense of intangible assets over the next five years, is as follows, (in thousands):

2016	$28,538
2017	26,891
2018	26,441
2019	25,561
2020	25,315
$132,746

The Company’s amortization expense of intangible assets for the years ended December 31, 2015, 2014 and 2013 totaled $28.8 million, $23.1 million and $19.4 million, and respectively.